Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income (Loss):
Recognize the decrease (increase) in net gain	$ 336	$ (77)
Amortization of net gain	1	1
Amortization of net transition obligation
Total recognized in accumulated other comprehensive income (loss)	$ 337	$ (76)